Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Mar. 18, 2016	Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Security Federal Corporation
Document Type	10-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Central Index Key	0000818677
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		2,945,474
Entity Public Float			$ 34.6
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY